Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Related party disclosures [Abstract]
Key Management Compensation	Key management is comprised of executive officers and the Board of Directors who served during the reporting period.

	Year ended December 31,
	2022	2021	2020
	$’000	$’000	$’000
Salary and related expenses	893	687	5
Shared based compensation expense	338	163	—
	1,231	850	5